Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Preferred Stock, Number of Shares to be Issued [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Common Stock [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Common Stock, Number of Shares to be Issued [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Retained Earnings [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock, Number of Shares to be Issued [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Common Stock, Number of Shares to be Issued [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] Retained Earnings [Member]	Series C Preferred Stock [Member]	Common Stock, Private Placement [Member] Preferred Stock [Member]	Common Stock, Private Placement [Member] Preferred Stock, Number of Shares to be Issued [Member]	Common Stock, Private Placement [Member] Common Stock [Member]	Common Stock, Private Placement [Member] Common Stock, Number of Shares to be Issued [Member]	Common Stock, Private Placement [Member] Additional Paid-in Capital [Member]	Common Stock, Private Placement [Member] Retained Earnings [Member]	Common Stock, Private Placement [Member]	Preferred Stock [Member]	Preferred Stock, Number of Shares to be Issued [Member]	Common Stock [Member]	Common Stock, Number of Shares to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021																								816,229,456		1,508
Balance (in shares) at Dec. 31, 2021																								0		0
Balance at Dec. 31, 2021																								$ 2,429		$ 0		$ 61,888	$ (67,331)	$ (3,014)
Series B Preferred Stock conversion (in shares)																								826,229,456
Series C Preferred Stock Units offering (in shares)																										51,282
Series C Preferred Stock Units offering																												2,432	0	0
Share-based compensation expense																								$ 0		$ 0		60	0	60
Net (loss) income																								$ 0		0		0	(3,904)	(3,904)
Series B Preferred Stock offering																										$ 0		250	0	250
Balance (in shares) at Dec. 31, 2022																								0		2,552,744
Balance (in shares) at Dec. 31, 2022																								0	0	0	0
Balance at Dec. 31, 2022																								$ 0		$ 0		71,795	(74,021)	(2,226)
Series C Preferred Stock Units offering (in shares)		5,897,932																		32,536,386
Share-based compensation expense																								0		0		148	0	148
Net (loss) income																								$ 0		$ 0		0	(876)	(876)
Common Stock Private Placement (in shares)																		0
Common Stock Private Placement																	$ 0		$ 0		$ 133	$ 0	$ 133
Series B Preferred Stock offering	$ 0		$ 0		$ 1,092	$ 0	$ 1,092
Series B Preferred Stock offering (in shares)				0
Balance (in shares) at Jun. 30, 2023																								0		2,837,708
Balance (in shares) at Jun. 30, 2023																									5,897,932		32,536,386
Balance at Jun. 30, 2023																								$ 0		$ 0		73,168	(74,897)	(1,729)
Balance (in shares) at Dec. 31, 2022																								0		2,552,744
Balance (in shares) at Dec. 31, 2022																								0	0	0	0
Balance at Dec. 31, 2022																								$ 0		$ 0		71,795	(74,021)	(2,226)
Series C Preferred Stock Units offering (in shares)	14,578,833																		32,536,386
Net (loss) income																								$ 0		$ 0		0	(2,603)	(2,603)
Common Stock Private Placement (in shares)																	0		0
Common Stock Private Placement																	$ 0		$ 0		$ 133	$ 0	$ 133
Series B Preferred Stock offering	$ 0		$ 0		$ 2,608	$ 0	$ 2,608
Series B Preferred Stock offering (in shares)	(14,578,833)		14,578,833
Balance (in shares) at Dec. 31, 2023																								16,116,967		35,369,877
Balance (in shares) at Dec. 31, 2023																								(14,578,833)	(14,578,833)	14,578,833	14,578,833
Balance at Dec. 31, 2023																								$ 0		$ 0		76,733	(76,624)	109
Series B Preferred Stock conversion (in shares)								(14,578,833)			(14,578,833)
Series B Preferred Stock conversion (in shares)									14,578,833	14,578,833
Series C Preferred Stock Units offering (in shares)												836,085	0
Series C Preferred Stock Units offering												$ 0	$ 0	$ 945	$ 0	$ 945
Share-based compensation expense																								0		0		117	0	117
Net (loss) income																								$ 0		$ 0		0	(2,386)	(2,386)
Balance (in shares) at Jun. 30, 2024																								2,374,219		49,948,710
Balance (in shares) at Jun. 30, 2024																									0		0
Balance at Jun. 30, 2024																								$ 0		$ 0		$ 77,795	$ (79,010)	$ (1,215)